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Gina M. Butch
Paralegal
(860) 723-2274
Fax: (860) 723-2215

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Individual Nonqualified Variable Annuity Contracts File Nos.: 33-75998 and 811-2512 Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 ("Amendment No. 19") for Variable Annuity Account B of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 19 which was declared effective on May 1, 2004. The text of Amendment No. 19 was filed electronically on April 16, 2004.

If you have any questions, please call the undersigned at 860-723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation